14. Financial assets at amortized cost	12 Months Ended
Dec. 31, 2018
Financial Assets At Amortized Cost
Financial assets at amortized cost
	12.31.18	12.31.17
Non-current
Current
Government bonds	-	16,978
Time deposits	1,208,770	-
Total Current	1,208,770	16,978